[USAA      9800 Fredericksburg Road
EAGLE      San Antonio, Texas 78288
LOGO (R)]

                                December 1, 2006
VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:    USAA Mutual Funds Trust
       1933 Act File No. 33-65572
       1940 Act File No. 811-7852

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on November 28, 2006, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                        Sincerely,


                                        /S/JAMES L. LOVE
                                        -------------------
                                        James L. Love
                                        Executive Director, Executive Attorney

Enclosures
cc:    Kirkpatrick & Lockhart Nicholson Graham, LLP

USAA Investment Management Company